UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 801
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                11/14/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-                               Wayne Cooperman
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $652,362
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
                                              Name of Reporting Manager Cobalt Capital
                                                           As of: 9/30/02
Page _____ of _____


                                                                                                                      Item 8:
                                                                                 Item 6:                          Voting Authority
           Item 1:               Item 2:   Item 3:     Item 4:  Item 5:      Investment Discretion       Item 7:      (Shares)
       Name of Issuer            Title     CUSIP       Fair     Shares or   (a)   (b) Shared -  (c)      Mgrs.
                                 of Class  Number      Market   Principal   Sole  As Defined    Shared-  See       (a)  (b)    (c)
                                                       Value    Amount            in Instr. V   Other    Instr. V  Sole Shared None
Abercrombie & Fitch Company      Common    002896207    1,967     100,000   X                            1         X
Administaff Inc                  Common    007094105      293      76,100   X                            1         X
Adtran Inc                       Common    00738A106      749      48,000   X                            1         X
Advanced Auto Parts Inc          Common    00751Y106   24,155     458,000   X                            1         X
Advanced Micro Devices Inc       Common    007903107      267      50,000   X                            1         X
Advanced PCS                     Common    00790K109    9,091     403,500   X                            1         X
Advanta Corp - Class B           Common    007942204    5,989     579,800   X                            1         X
AES Corp                         Common    00130H105    2,454     977,800   X                            1         X
Alliance Gaming Corp             Common    01859P609    2,473     160,000   X                            1         X
Ameripath Inc                    Common    03071D109    1,192      80,000   X                            1         X
Apria Healthcare Group           Common    037933108   46,611   1,978,400   X                            1         X
Astropower Inc                   Common    04644A101      561      79,000   X                            1         X
Atlas Air Worldwide
   Holdings Inc                  Common    049164106      121      50,000   X                            1         X
Atlas Pipeline
  Partners, LP                   Common    049392103      829      34,100   X                            1         X
Atmel Corp                       Common    049513104      191     180,000   X                            1         X
Autonation Inc                   Common    05329W102      147      12,800   X                            1         X
Autozone Inc                     Common    053332102    4,322      54,800   X                            1         X
Barnes & Noble                   Common    067774109    3,441     162,600   X                            1         X
Barrick Gold Corp                Common    067901108    3,732     240,000   X                            1         X
Baycorp Holdings Ltd             Common    072728108    1,201      94,400   X                            1         X
Bebe Stores Inc                  Common    075571109      659      55,800   X                            1         X
BJS Wholesale Club Inc           Common    05548J106      190      10,000   X                            1         X
Boise Cascade Corp               Common    097383103    2,052      90,000   X                            1         X
Bristol Meyers Squibb Co         Common    110122108      476      20,000   X                            1         X
Cendant Corp                     Common    151313103    6,886     640,000   X                            1         X
Centex Corp                      Common    152312104   14,392     324,500   X                            1         X
Centillium Communications Inc    Common    152319109       48      40,000   X                            1         X
Check Point Software Inc         Common    M22465104    1,099      80,000   X                            1         X
Chiquita Brands Intl Inc         Common    170032809      281      18,200   X                            1         X
Christopher & Banks Corp         Common    171046105    1,005      40,000   X                            1         X
Citigroup Inc                    Common    172967101    4,448     150,000   X                            1         X
CNA Financial Corp               Common    126117100    7,348     293,900   X                            1         X
Coinstar Inc                     Common    19259P300    1,289      50,000   X                            1         X
Comcast Corp                     Common    200300200    8,344     400,000   X                            1         X
Copart Inc                       Common    217204106      651      60,000   X                            1         X
Cross Country Inc                Common    22748P105    9,175     649,800   X                            1         X
CSG Systems Intl Inc             Common    126349109      545      50,000   X                            1         X
CSK Auto Corp                    Common    125965103   20,968   1,680,100   X                            1         X
CVS Corp                         Common    126650100    3,803     150,000   X                            1         X
Davita Inc                       Common    23918K108   10,363     439,111   X                            1         X
Devon Energy Corp                Common    25179M103    3,667      76,000   X                            1         X
Dole Foods Co Inc                Common    256605106      871      30,000   X                            1         X
Dominion Resources Inc           Common    25746U109    6,088     120,000   X                            1         X
Echo Bay Mines Ltd               Common    278751102      226     200,000   X                            1         X
Emulex Corp                      Common    292475209      856      76,000   X                            1         X
Firstfed Financial Corp          Common    337907109    3,142     122,000   X                            1         X
Fleetboston Financial Corp       Common    339030108    4,879     240,000   X                            1         X
Flextronics International Ltd    Common    Y2573F102      565      81,000   X                            1         X
Flowserve Corp                   Common    34354P105      100      10,000   X                            1         X
Franklin Resources Inc           Common    354613101    5,598     180,000   X                            1         X
Freddie Mac                      Common    313400301    8,385     150,000   X                            1         X
Freeport McMoran Copper
  & Gold Inc                     Common    35671D857   35,619   2,646,300   X                            1         X
Fuelcell Energy Inc              Common    35952H106      140      22,200   X                            1         X
Gabelli Asset Management Inc     Common    36239Y102      297      10,000   X                            1         X
Gemstar TV Guide Intl            Common    36866W106    1,154     457,900   X                            1         X
General Motors Corp (Hughes)     Common    370442832    1,098     120,000   X                            1         X
Healthsouth Corp                 Common    421924101      581     140,000   X                            1         X
Howell Corp                      Common    443051107      411      20,000   X                            1         X
Insight Enterprises Inc          Common    45765U103      609      60,000   X                            1         X
Jack In The Box Inc              Common    466367109      912      40,000   X                            1         X
JetBlue Airlines Corp            Common    477143101    1,799      44,600   X                            1         X
Kerr McGee Corp                  Common    492386107    9,991     230,000   X                            1         X
Kinder Morgan Inc                Common    49455P101   29,668     836,909   X                            1         X
Lab Corp of America              Common    50540R409    6,817     201,800   X                            1         X
Lennar Corp                      Common    526057104   33,066     592,800   X                            1         X
LNR Property Corp                Common    501940100      667      20,000   X                            1         X
Lojack Corp                      Common    539451104      650     153,000   X                            1         X
Manhattan Associates Inc         Common    562750109    1,764     130,500   X                            1         X
Marvel Enterprises Inc           Common    57383M108      966     138,000   X                            1         X
Millenium Chemicals Inc          Common    599903101    2,251     227,800   X                            1         X
Motorola Inc                     Common    620076109    1,934     190,000   X                            1         X
Newhall Land & Farming Corp      Common    651426108      317      12,900   X                            1         X
NVDA Corp                        Common    67066G104      342      40,000   X                            1         X
Optimal Robotics Corp            Common    68388R208      390      51,000   X                            1         X
Oxford Health Plans Inc          Common    691471106   35,790     919,100   X                            1         X
Pacificare Health Systems Inc    Common    695112102   13,531     586,000   X                            1         X
Panera Bread Co                  Common    69840W108    2,160      80,000   X                            1         X
Peabody Energy Corporation       Common    704549104      921      36,100   X                            1         X
Pediatrix Medical Group Inc      Common    705324101      310      10,000   X                            1         X
Pep Boys Manny Moe & Jack        Common    713278109    5,577     455,300   X                            1         X
Phelps Dodge Corp                Common    717265102    1,025      40,000   X                            1         X
Plexus Corp                      Common    729132100      370      40,000   X                            1         X
Plug Power Inc                   Common    72919P103       75      15,670   X                            1         X
PMC-Sierra Inc                   Common    69344F106    1,552     400,000   X                            1         X
PNC Financial Svcs Group Inc     Common    693475105    3,795      90,000   X                            1         X
Polaris Industries Inc           Common    731068102      620      10,000   X                            1         X
Pride International Inc          Common    74153Q102   11,076     852,000   X                            1         X
Pulte Homes Inc                  Common    745867101   30,152     707,300   X                            1         X
Qlogic Corp                      Common    747277101    2,344      90,000   X                            1         X
Qualcomm Inc                     Common    747525103      552      20,000   X                            1         X
Regal Entertainment Group        Common    758766109   22,699   1,275,200   X                            1         X
Research In Motion Ltd           Common    760975102      754      80,000   X                            1         X
Resource America Inc             Common    761195205   13,934   1,741,800   X                            1         X
RF Micro Devices Inc             Common    749941100      870     145,000   X                            1         X
Roadway Corp                     Common    769742107    2,201      60,000   X                            1         X
Rudolph Tech Inc                 Common    781270103      103      10,000   X                            1         X
Schering Plough Corp             Common    806605101    1,066      50,000   X                            1         X
Silicon Laboratories Inc         Common    826919102      258      14,100   X                            1         X
Smartforce Pub Ltd Co            Common    83170A206      132      40,000   X                            1         X
Sprint Corp (PCS Group)          Common    852061506       98      50,000   X                            1         X
Standard Pacific Corp            Common    85375C101   18,709     800,200   X                            1         X
Stewart Enterprises Inc          Common    860370105    6,819   1,337,000   X                            1         X
Talisman Energy Inc              Common    87425E103   20,154     502,600   X                            1         X
Teekay Shipping Corp             Common    Y8564W103      570      20,000   X                            1         X
Tenet Healthcare Corp            Common    88033G100   33,633     679,450   X                            1         X
Texas Instruments Inc            Common    882508104    1,182      80,000   X                            1         X
The Men's Warehouse              Common    587118100    1,094      74,400   X                            1         X
TMP Worldwide Inc                Common    872941109    1,123     124,800   X                            1         X
Travelers Property
  Casualty Corp                  Common    89420G109    3,168     240,000   X                            1         X
Triton PCS Holdings Inc          Common    89677M106      209     100,000   X                            1         X
Tyco International Ltd           Common    902124106   15,070   1,068,800   X                            1         X
UAL Corp                         Common    902549500      214     100,000   X                            1         X
Union Pacific Corp               Common    907818108    3,472      60,000   X                            1         X
United Stationers Inc            Common    913004107      526      20,000   X                            1         X
United Stationers Inc            Common    913004107   10,934     326,500   X                            1         X
Viacom Inc  Class B              Common    925524308    5,677     140,000   X                            1         X
Vodafone Group Plc               Common    92857W100    1,540     120,000   X                            1         X
Weight Watchers Intl Inc         Common    948626106    1,821      42,000   X                            1         X
Westar Energy Inc                Common    95709T100      402      40,000   X                            1         X
Yellow Corp                      Common    985509108    2,951     100,000   X                            1         X
Young Broadcasting Inc           Common    987434107    1,501     173,100   X                            1         X

           COLUMN TOTALS                              652,362



01181.0001 #363973